Subsequent events (Details) - Reappointment of members of the management board	Nov. 12, 2020 EUR (€) item
Subsequent events
Management board reappointed	3 years
Service agreement	3 years
Total remuneration payable	50.00%
Lump sum payment | item	2
Capped payment	€ 1,425,000
Period of termination	2 years
Fixed salary (as a percent)	100.00%
Non-compete period	2 years
Period of compensation termination	1 month
Base salary (as a percent)	30.00%
Business-year period	3 years
Yearly base salary (as a percent)	100.00%
Maximum compensation	€ 491,400
Minimum
Subsequent events
Fixed salary (as a percent)	50.00%